STOCK PURCHASE WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stock Purchase Warrants Tables
Common stock warrant activity
	Number of Shares	Exercise Price	Weighted
	Under Warrants	Share Per Share	Average Exercise Price
Warrants issued and exercisable at December 31, 2012	7,404,562	$0.50 - $1.33	$1.08
Warrants Granted	7,537,970	$0.83	$0.83
Warrants Expired	(86,250)	$0.95	$0.95
Warrants issued and exercisable at September 30, 2013	14,856,282	$0.50 - $1.33	$0.95

The following is a summary of all common stock warrant activity during the year ended December 31, 2012:

	Number of Shares	Exercise Price Share	Weighted Average
	Under Warrants	Per Share	Exercise Price

Warrants issued and exercisable at December 31, 2011	4,843,531	$0.95 - $2.00	$1.21
Warrants Granted	2,598,531	$0.50 - $0.95	$0.85
Warrants Expired	(37,500)	$2.00	$2.00

Warrants issued and exercisable at December 31, 2012	7,404,562	$0.50 - $2.00	$1.08

Common stock warrants outstanding and exercisable

Outstanding warrants accounted for as derivative warrant liability:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.83	7,537,970	4.86	$0.83

Outstanding warrants accounted for as equity:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.50	277,500	0.55	$0.50
$0.83	1,041,028	1.91	$0.83
$0.84	20,000	2.84	$0.84
$0.85	281,912	3.82	$0.85
$0.90	1,819,119	0.14	$0.90
$0.95	20,000	3.01	$0.95
$1.00	426,417	5.60	$1.00
$1.33	3,432,336	1.75	$1.33
Total warrants accounted for as equity	7,318,312	1.64	$1.08

Total for all warrants outstanding	14,856,282	3.27	$0.95

The following represents additional information related to common stock warrants outstanding and exercisable at December 31, 2012:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.50	277,500	1.30	$0.50
$0.83	1,041,028	2.65	$0.83
$0.84	20,000	3.59	$0.84
$0.85	281,912	4.56	$0.85
$0.90	1,819,119	0.88	$0.90
$0.95	106,250	0.86	$0.95
$1.00	426,417	6.35	$1.00
$1.33	3,432,336	2.50	$1.33
	7,404,562	2.36	$1.08